PROVISIONS - Schedule of provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS
Provision for restoration (Note)	$ 17,166	$ 14,434	$ 9,406
Less: Amounts expected to be paid within one year	1,987	1,941
Amounts shown under non-current liabilities	15,179	12,493
Provision for restoration
PROVISIONS
Provision for restoration (Note)	$ 17,166	$ 14,434	$ 9,406